Disclosure of detailed information about mineral property investments (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Mineral Property Investments Disclosure Of Detailed Information About Mineral Property Investments 1	$ 4,416,780
Mineral Property Investments Disclosure Of Detailed Information About Mineral Property Investments 2	0
Mineral Property Investments Disclosure Of Detailed Information About Mineral Property Investments 3	0
Mineral Property Investments Disclosure Of Detailed Information About Mineral Property Investments 4	4,416,780
Mineral Property Investments Disclosure Of Detailed Information About Mineral Property Investments 5	4,416,780
Mineral Property Investments Disclosure Of Detailed Information About Mineral Property Investments 6	$ 4,416,780